Supplement to the
Fidelity® Municipal Core Plus Bond Fund
Class A, Class M, Class C, Class I, and Class Z
March 30, 2024
Prospectus

Class/Ticker
Fidelity Advisor® Municipal Core Plus Bond Fund - Class A/FMBMX
Fidelity Advisor® Municipal Core Plus Bond Fund - Class M/FMBFX
Fidelity Advisor® Municipal Core Plus Bond Fund - Class C/FMBEX
Fidelity Advisor® Municipal Core Plus Bond Fund - Class I/FMBGX
Fidelity Advisor® Municipal Core Plus Bond Fund - Class Z/FMBHX
At a meeting held on September 19, 2024, the Board of Trustees of Fidelity Salem Street Trust ("Board") approved on behalf of Fidelity® Municipal Core Plus Bond Fund ("Fund") the reorganization of the Fund into an Exchange Traded Fund ("ETF"), which will continue to be managed by Fidelity Management & Research Company LLC ("FMR" or the "Adviser") (such reorganization, the "Conversion"). The Board, including all the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Fund, determined, with respect to the Conversion, that participation in the Conversion is in the best interests of the Fund and the interests of the existing shareholders of the Fund will not be diluted as a result of the Conversion. The Conversion is subject to shareholder approval.
IMPORTANT INFORMATION:
  If shareholders approve the Conversion, Fidelity® Municipal Core Plus Bond Fund will be converted from a mutual fund to an ETF in April 2025.
  If you are an existing shareholder of the Fund, and your account CAN hold an ETF, your Fund shares will be converted if the Conversion is approved, and no action is needed by you.
  If you hold the Fund in an account that CANNOT hold an ETF (i.e., your account is not permitted to purchase securities traded in the stock market), there are certain actions you can take. See the "Questions and Answers" section below for further information.
A Special Meeting (the "Meeting") of the Shareholders of the Fund is expected to be held during the first quarter of 2025 and approval of the Conversion will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Conversion will be provided to shareholders of record of the Fund in advance of the meeting.
If approved, the Fund will be reorganized into a newly created ETF, Fidelity Municipal Bond Opportunities ETF, which is a series of Fidelity Merrimack Street Trust. The Fund and the ETF have identical investment objectives, principal investment strategies, and fundamental investment policies.
In connection with seeking shareholder approval of the Conversion, effective the close of business on January 13, 2025, new positions in the Fund may no longer be opened. Shareholders of the Fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the Fund on January 13, 2025 generally will not be allowed to buy shares of the Fund except that new Fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the Fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by January 13, 2025, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the Fund in their discretionary account program since January 13, 2025, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 4) by a portfolio manager of the Fund, and 5) by a fee deferral plan offered to trustees of certain Fidelity funds, if the Fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the Fund before an investment is accepted.
If, and only if, the Conversion is approved by Fund shareholders:
  Effective on the date of shareholder approval of the Conversion, any sales charges, contingent deferred sales charges, 12b-1 fees, and finder's fee payments applicable to any class of shares of the Fund will be waived.
  Effective March 14, 2025, Classes A, M, C, I and Z of the Fund will be consolidated into the retail class of the Fund and the Adviser will contractually reimburse the retail class to the extent total operating expenses, subject to certain exclusions, exceed 0.30% through the date of Conversion. The Adviser may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.
  Effective the close of business on March 28, 2025, new positions in the Fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the Conversion takes place.
  The last day to redeem Fund shares or exchange Fund shares for shares of another Fidelity mutual fund is April 3, 2025. If you do not want to receive shares of the ETF in connection with the Conversion, you can exchange your Fund shares for shares of another Fidelity mutual fund that is not participating in a conversion or redeem your Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action.
  As part of the Conversion, the Fund will be liquidated. The Conversion will be on April 4, 2025.
If shareholder approval of the Conversion is delayed due to failure to meet a quorum or otherwise, the Conversion will become effective, if approved, as soon as practicable thereafter. All dates may change if the closing date of the Conversion changes. Effective dates are as of close of business.
Fidelity believes that the Conversion will provide multiple benefits for investors of the Fund, including lower expenses, additional trading flexibility, and increased portfolio holdings transparency.
The Conversion will be conducted pursuant to an Agreement and Plan of Reorganization and Liquidation ("Plan"). The Conversion is structured to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended. As a result, Fund shareholders generally will not recognize a taxable gain (or loss) for U.S. tax purposes due to the Conversion (except with respect to cash received, as noted below).
In connection with the Conversion, shareholders of the Fund will receive ETF shares equal in value to the aggregate net asset value of shares of the Fund they own and may receive a cash payment in lieu of fractional shares of the ETF, and the redemption of fractional shares may be a taxable event.
Importantly, to receive shares of the ETF as part of the Conversion, Fund shareholders must hold their shares through an account that can hold shares of an ETF (i.e., a brokerage account). If Fund shareholders do not hold their shares through an account that can hold shares of an ETF, they will not receive shares of the ETF as part of the Conversion.
For Fund shareholders that do not currently hold their Fund shares through an account that can hold shares of an ETF, please see the "Questions and Answers" section below for actions that must be taken to receive shares of the ETF as part of the Conversion.
If the Conversion is approved by Fund shareholders, no further action is required for shareholders that hold Fund shares through an account that can hold shares of an ETF.
Completion of the Conversion is subject to conditions under the Plan, including shareholder approval. Fund shareholders will receive a proxy statement/prospectus describing in detail both the Conversion and the ETF, and a summary of the Board's considerations in approving the Conversion.
In connection with the Conversion, a proxy statement/prospectus that will be included in a registration statement on Form N-14 will be filed with the Securities and Exchange Commission. After the registration statement is filed with the SEC, it may be amended or withdrawn, and the proxy statement/prospectus will not be distributed to Fund shareholders unless and until the registration statement becomes effective. Shareholders should read the proxy statement/prospectus, which contains important information about the Conversion, when it becomes available. For a free copy of the proxy statement/prospectus, please contact Fidelity at 1-877-208-0098 or send an email request to fidfunddocuments@fidelity.com. The proxy statement/prospectus will also be available on the Securities and Exchange Commission's website (www.sec.gov).
This communication is for informational purposes only and does not constitute an offer of any securities for sale. No offer of securities will be made except pursuant to a prospectus meeting the requirements of Section 10 of the Securities Act of 1933.
Important Notice About Your Fund Account
Questions and Answers
Q. Why is Fidelity proposing to convert my mutual fund to an ETF?
A. Fidelity and the Board of Trustees of the Fund believe that the Conversion will provide multiple benefits for investors of the Fund, including lower expenses, additional trading flexibility, and increased portfolio holdings transparency. The conversion is subject to shareholder approval in light of differences between the management contracts for the Fund and the ETF.
Q. When will I be asked to vote on the proposal?
A. A Special Meeting of the Shareholders of the Fund is expected to be held during the first quarter of 2025 and approval of the Conversion will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Conversion will be provided to shareholders of record of the Fund in advance of the meeting.
Q. How will the Fund be managed after the change?
A. The ETF will be managed in the same manner as the Fund, with no changes to the investment process.
Q. What types of shareholder accounts can receive shares of the ETF as part of the Conversion?
A. If you hold your Fund shares in an account that permits you to purchase securities traded on U.S. stock exchanges, such as ETFs or other types of stocks, then you will be eligible to receive shares of the ETF in the Conversion. No further action is needed by you.
Q. What types of shareholder accounts cannot receive shares of the ETF as part of the Conversion?
A. The following account types cannot hold ETFs:
• If you hold your Fund shares in an account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account that permits investment in ETF shares.

If you do nothing, you will not receive shares of the ETF and your position will be liquidated at Conversion and you will receive a cash distribution equal in value to the NAV of your Fund shares less any fees and expenses your intermediary may charge. This event may be taxable. To prevent a taxable event, please contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account.

Please note: If your account number with Fidelity Investments begins with 2aa through 2zz, your account cannot hold shares of an ETF. Please contact your broker or call 1-800-544-8544. For advisor clients call 1-877-208-0098.
• If you hold your Fund shares through an IRA or employer sponsored group retirement plan that does not have the ability to hold shares of ETFs, you will need to redeem your shares prior to the Conversion, or your broker or intermediary may transfer your investment in the Fund to a different investment option prior to the Conversion.
If you are unsure about the ability of your account to accept shares of the ETF, please contact your broker or financial intermediary.
Q. How do I transfer my Fund shares to a brokerage account that will accept ETF shares?
A. The broker where you hold your Fund shares should be able to assist you in transferring your shares to a brokerage account that can accept shares of the ETF.
We suggest you provide your broker with a copy of your most recent shareholder statement. Your broker will require your account number, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the Fund's transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.
If you don't have a brokerage account or a relationship with a brokerage firm, you will need to open an account with a brokerage firm.
Q. What if I do not want to own shares of the ETF?
A. If you do not want to receive shares of the ETF in connection with the Conversion, you can exchange your Fund shares for shares of another Fidelity mutual fund that is not participating in a conversion or redeem your Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Exchange or redemption of your Fund shares may be a taxable event if you hold your shares in a taxable account.
AMUC-PSTK-1024-101 1.9911355.101	October 3, 2024
Supplement to the
Fidelity® Municipal Core Plus Bond Fund
March 30, 2024
Prospectus

Fund/Ticker
Fidelity® Municipal Core Plus Bond Fund/FMBAX
At a meeting held on September 19, 2024, the Board of Trustees of Fidelity Salem Street Trust ("Board") approved on behalf of Fidelity® Municipal Core Plus Bond Fund ("Fund") the reorganization of the Fund into an Exchange Traded Fund ("ETF"), which will continue to be managed by Fidelity Management & Research Company LLC ("FMR" or the "Adviser") (such reorganization, the "Conversion"). The Board, including all the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Fund, determined, with respect to the Conversion, that participation in the Conversion is in the best interests of the Fund and the interests of the existing shareholders of the Fund will not be diluted as a result of the Conversion. The Conversion is subject to shareholder approval.
IMPORTANT INFORMATION:
  If shareholders approve the Conversion, Fidelity® Municipal Core Plus Bond Fund will be converted from a mutual fund to an ETF in April 2025.
  If you are an existing shareholder of the Fund, and your account CAN hold an ETF, your Fund shares will be converted if the Conversion is approved, and no action is needed by you.
  If you hold the Fund in an account that CANNOT hold an ETF (i.e., your account is not permitted to purchase securities traded in the stock market), there are certain actions you can take. See the "Questions and Answers" section below for further information.
A Special Meeting (the "Meeting") of the Shareholders of the Fund is expected to be held during the first quarter of 2025 and approval of the Conversion will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Conversion will be provided to shareholders of record of the Fund in advance of the meeting.
If approved, the Fund will be reorganized into a newly created ETF, Fidelity Municipal Bond Opportunities ETF, which is a series of Fidelity Merrimack Street Trust. The Fund and the ETF have identical investment objectives, principal investment strategies, and fundamental investment policies.
In connection with seeking shareholder approval of the Conversion, effective the close of business on January 13, 2025, new positions in the Fund may no longer be opened. Shareholders of the Fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the Fund on January 13, 2025 generally will not be allowed to buy shares of the Fund except that new Fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the Fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by January 13, 2025, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the Fund in their discretionary account program since January 13, 2025, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 4) by a portfolio manager of the Fund, and 5) by a fee deferral plan offered to trustees of certain Fidelity funds, if the Fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the Fund before an investment is accepted.
If, and only if, the Conversion is approved by Fund shareholders:
  Effective on the date of shareholder approval of the Conversion, any sales charges, contingent deferred sales charges, 12b-1 fees, and finder's fee payments applicable to any class of shares of the Fund will be waived.
  Effective March 14, 2025, Classes A, M, C, I and Z of the Fund will be consolidated into the retail class of the Fund and the Adviser will contractually reimburse the retail class to the extent total operating expenses, subject to certain exclusions, exceed 0.30% through the date of Conversion. The Adviser may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.
  Effective the close of business on March 28, 2025, new positions in the Fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the Conversion takes place.
  The last day to redeem Fund shares or exchange Fund shares for shares of another Fidelity mutual fund is April 3, 2025. If you do not want to receive shares of the ETF in connection with the Conversion, you can exchange your Fund shares for shares of another Fidelity mutual fund that is not participating in a conversion or redeem your Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action.
  As part of the Conversion, the Fund will be liquidated. The Conversion will be on April 4, 2025.
If shareholder approval of the Conversion is delayed due to failure to meet a quorum or otherwise, the Conversion will become effective, if approved, as soon as practicable thereafter. All dates may change if the closing date of the Conversion changes. Effective dates are as of close of business.
Fidelity believes that the Conversion will provide multiple benefits for investors of the Fund, including lower expenses, additional trading flexibility, and increased portfolio holdings transparency.
The Conversion will be conducted pursuant to an Agreement and Plan of Reorganization and Liquidation ("Plan"). The Conversion is structured to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended. As a result, Fund shareholders generally will not recognize a taxable gain (or loss) for U.S. tax purposes due to the Conversion (except with respect to cash received, as noted below).
In connection with the Conversion, shareholders of the Fund will receive ETF shares equal in value to the aggregate net asset value of shares of the Fund they own and may receive a cash payment in lieu of fractional shares of the ETF, and the redemption of fractional shares may be a taxable event.
Importantly, to receive shares of the ETF as part of the Conversion, Fund shareholders must hold their shares through an account that can hold shares of an ETF (i.e., a brokerage account). If Fund shareholders do not hold their shares through an account that can hold shares of an ETF, they will not receive shares of the ETF as part of the Conversion.
For Fund shareholders that do not currently hold their Fund shares through an account that can hold shares of an ETF, please see the "Questions and Answers" section below for actions that must be taken to receive shares of the ETF as part of the Conversion.
If the Conversion is approved by Fund shareholders, no further action is required for shareholders that hold Fund shares through an account that can hold shares of an ETF.
Completion of the Conversion is subject to conditions under the Plan, including shareholder approval. Fund shareholders will receive a proxy statement/prospectus describing in detail both the Conversion and the ETF, and a summary of the Board's considerations in approving the Conversion.
In connection with the Conversion, a proxy statement/prospectus that will be included in a registration statement on Form N-14 will be filed with the Securities and Exchange Commission. After the registration statement is filed with the SEC, it may be amended or withdrawn, and the proxy statement/prospectus will not be distributed to Fund shareholders unless and until the registration statement becomes effective. Shareholders should read the proxy statement/prospectus, which contains important information about the Conversion, when it becomes available. For a free copy of the proxy statement/prospectus, please contact Fidelity at 1-800-544-8544 or send an email request to fidfunddocuments@fidelity.com. The proxy statement/prospectus will also be available on the Securities and Exchange Commission's website (www.sec.gov).
This communication is for informational purposes only and does not constitute an offer of any securities for sale. No offer of securities will be made except pursuant to a prospectus meeting the requirements of Section 10 of the Securities Act of 1933.
Important Notice About Your Fund Account
Questions and Answers
Q. Why is Fidelity proposing to convert my mutual fund to an ETF?
A. Fidelity and the Board of Trustees of the Fund believe that the Conversion will provide multiple benefits for investors of the Fund, including lower expenses, additional trading flexibility, and increased portfolio holdings transparency. The conversion is subject to shareholder approval in light of differences between the management contracts for the Fund and the ETF.
Q. When will I be asked to vote on the proposal?
A. A Special Meeting of the Shareholders of the Fund is expected to be held during the first quarter of 2025 and approval of the Conversion will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Conversion will be provided to shareholders of record of the Fund in advance of the meeting.
Q. How will the Fund be managed after the change?
A. The ETF will be managed in the same manner as the Fund, with no changes to the investment process.
Q. What types of shareholder accounts can receive shares of the ETF as part of the Conversion?
A. If you hold your Fund shares in an account that permits you to purchase securities traded on U.S. stock exchanges, such as ETFs or other types of stocks, then you will be eligible to receive shares of the ETF in the Conversion. No further action is needed by you.
Q. What types of shareholder accounts cannot receive shares of the ETF as part of the Conversion?
A. The following account types cannot hold ETFs:
• If you hold your Fund shares in an account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account that permits investment in ETF shares.
If you do nothing, you will not receive shares of the ETF and your position will be liquidated at Conversion and you will receive a cash distribution equal in value to the NAV of your Fund shares less any fees and expenses your intermediary may charge. This event may be taxable. To prevent a taxable event, please contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account.

Please note: If your account number with Fidelity Investments begins with 2aa through 2zz, your account cannot hold shares of an ETF. Please contact your broker or call 1-800-544-8544. For advisor clients call 1-877-208-0098.
• If you hold your Fund shares through an IRA or employer sponsored group retirement plan that does not have the ability to hold shares of ETFs, you will need to redeem your shares prior to the Conversion, or your broker or intermediary may transfer your investment in the Fund to a different investment option prior to the Conversion.
If you are unsure about the ability of your account to accept shares of the ETF, please contact your broker or financial intermediary.
Q. How do I transfer my Fund shares to a brokerage account that will accept ETF shares?
A. The broker where you hold your Fund shares should be able to assist you in transferring your shares to a brokerage account that can accept shares of the ETF.
We suggest you provide your broker with a copy of your most recent shareholder statement. Your broker will require your account number, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the Fund's transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.
If you don't have a brokerage account or a relationship with a brokerage firm, you will need to open an account with a brokerage firm.
Q. What if I do not want to own shares of the ETF?
A. If you do not want to receive shares of the ETF in connection with the Conversion, you can exchange your Fund shares for shares of another Fidelity mutual fund that is not participating in a conversion or redeem your Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Exchange or redemption of your Fund shares may be a taxable event if you hold your shares in a taxable account.
MUC-PSTK-1024-101 1.9911352.101	October 3, 2024